Cover	Mar. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2023
File Number	333-254750
Registrant Name	GLIDELOGIC CORP.
Entity Central Index Key	0001848672
Tax Identification Number	98-1575837
Incorporation State Country Code	NV
Address Line1	21/1 Erkindik Ave, ste. 187
Address City	Bishkek
Address Country	KG
Address Postal Zip Code	720000
City Area Code	786
Local Phone Number	708-6089
Written Communications	false
Soliciting Material	false
PreCommencementTenderOffer	false
Pre-commencement Issuer Tender Offer	false
Filer Category	Non-accelerated Filer
Small Business	true
Emerging growth company	true
extended transition period	false
Pre Commencement Issuer Tender Offer	false